SEGMENT FINANCIAL DATA (Q3) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Segment	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment			3		3
Net Sales	$ 5,002	$ 4,822	$ 12,862	$ 14,107	$ 18,608	$ 18,914	$ 17,814
Operating profit	1,081	629	1,838	1,934	2,491	3,637	3,030
Product
Segment Reporting Information [Line Items]
Net Sales	4,193	3,998	10,615	11,703	15,360	15,674	14,775
Service
Segment Reporting Information [Line Items]
Net Sales	809	824	2,247	2,404	3,248	3,240	3,039
United States Operations
Segment Reporting Information [Line Items]
Net Sales	2,780	2,541	6,983	7,473	9,594	9,415	8,686
Europe
Segment Reporting Information [Line Items]
Net Sales	1,307	1,313	3,455	3,906	5,327	5,711	5,323
Asia Pacific
Segment Reporting Information [Line Items]
Net Sales	715	729	1,879	2,079	2,813	2,853	2,782
Other
Segment Reporting Information [Line Items]
Net Sales	200	239	545	649	874	935	1,023
Operating Segments
Segment Reporting Information [Line Items]
Net Sales	5,092	4,926	13,113	14,422	19,004	19,339	18,192
Operating profit	1,142	734	2,053	2,136	2,803	3,799	3,202
Operating Segments | HVAC
Segment Reporting Information [Line Items]
Net Sales	2,892	2,602	7,142	7,505	9,712	9,713	9,045
Operating profit	839	404	1,364	1,242	1,563	1,720	2,001
Operating Segments | HVAC | Product
Segment Reporting Information [Line Items]
Net Sales	2,547	2,224	6,180	6,455	8,279	8,395	7,902
Operating Segments | HVAC | Service
Segment Reporting Information [Line Items]
Net Sales	345	378	962	1,050	1,433	1,318	1,143
Operating Segments | Refrigeration
Segment Reporting Information [Line Items]
Net Sales	876	922	2,384	2,839	3,792	4,095	3,823
Operating profit	103	125	263	373	532	1,353	562
Operating Segments | Refrigeration | Product
Segment Reporting Information [Line Items]
Net Sales	771	823	2,093	2,551	3,405	3,665	3,427
Operating Segments | Refrigeration | Service
Segment Reporting Information [Line Items]
Net Sales	105	99	291	288	387	430	396
Operating Segments | Fire & Security
Segment Reporting Information [Line Items]
Net Sales	1,324	1,402	3,587	4,078	5,500	5,531	5,324
Operating profit	200	205	426	521	708	726	639
Operating Segments | Fire & Security | Product
Segment Reporting Information [Line Items]
Net Sales	965	1,055	2,587	3,011	4,072	4,039	3,824
Operating Segments | Fire & Security | Service
Segment Reporting Information [Line Items]
Net Sales	359	347	1,000	1,067	1,428	1,492	1,500
Eliminations and other
Segment Reporting Information [Line Items]
Net Sales	(90)	(104)	(251)	(315)	(396)	(425)	(378)
Operating profit	(31)	(63)	(122)	(95)	(156)	(24)	(32)
General corporate expenses
Segment Reporting Information [Line Items]
Net Sales	0	0	0	0	0	0	0
Operating profit	$ (30)	$ (42)	$ (93)	$ (107)	$ (156)	$ (138)	$ (140)